Income tax	6 Months Ended
Sep. 30, 2014
Income tax
Income tax

6Income tax

The Company’s PRC subsidiaries are subject to PRC statutory income tax rate of 25% unless otherwise specified.

In February 2012, Beijing Jiachenhong Biological Technologies Co., Ltd. (“Beijing Jiachenhong”) received approval from the tax authority on the renewal of its High and New Technology Enterprise (“HNTE”) status which entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2011 to December 31, 2013. Subject to reapplication, Beijing Jiachenhong’s HNTE status will enable it to the preferential income tax rate of 15% from January 1, 2014 to December 31, 2016. Management believes that Beijing Jiachenhong meets all the criteria required in connection with the reapplication of HNTE status and therefore applied 15% when recognizing current tax.

In June 2011, Guangzhou Municipality Tianhe Nuoya Bio-engineering Co., Ltd. (“Guangzhou Nuoya”) received approval from the tax authority that it qualified as a HNTE which entitled it to the preferential income tax rate of 15% effective retrospectively from January 1, 2010 to December 31, 2012. In April 2014, Guangzhou Nuoya received approval from the tax authority on the renewal of its HNTE status which entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2013 to December 31, 2015.

The new Enterprise Income Tax law and its implementation rules impose a withholding tax at 10%, unless reduced by a tax treaty or agreement, for dividends receivable by non-PRC-resident enterprises from PRC-resident enterprises in respect of earnings accumulated beginning on January 1, 2008. During the period ended September 30, 2013, withholding tax of RMB6,000 was levied on dividends distributed by the Company’s PRC subsidiary to the holding company outside the PRC. As of March 31, 2014 and September 30, 2014, the Company has provided RMB3,900 and RMB6,500 (US$1,059), respectively, for withholding income tax on a portion of the undistributed earnings of its PRC subsidiaries according to management’s reinvestment plan. No income taxes were provided for the remaining undistributed earnings which are intended to be reinvested indefinitely in the PRC. As of September 30, 2014, such unremitted earnings that may be subject to the withholding tax amounted to RMB844,481 (US$137,582) and the related unrecognized deferred tax liability was RMB84,448 (US$13,758).

The Company’s effective income tax rates for the three months ended September 30, 2013 and 2014 were 44.1% and 27.3%, and were 34.9% and 28.0% for the six months ended September 30, 2013 and 2014, respectively. The effective income tax rates for the three and six months ended September 30, 2013 and 2014 differ from the PRC statutory income tax rate of 25% primarily due to the effect of Beijing Jiachenhong and Guangzhou Nuoya’s preferential tax treatments, which is offset by the effect of non-PRC entities not being subject to income tax, and the effect of withholding tax.

As of and for the six months ended September 30, 2014, the Company did not have any material unrecognized tax benefits and thus no interest and penalties related to unrecognized tax benefits were recorded. In addition, the Company does not expect that the amount of unrecognized tax benefits will change significantly within the next twelve months.